BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2019
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared using accounting policies consistent with IFRS issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of Presentation

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

All amounts expressed in these consolidated financial statements and the accompanying notes are expressed in United States dollars, except per share data and where otherwise indicated. References to “$” are to United States dollars and references to “C$” are to Canadian dollars.

Basis of Consolidation and Functional Currency

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated upon consolidation.

The consolidated financial statements comprise the accounts of ESSA Pharma Inc., the parent company, and its wholly owned subsidiaries.

Functional Currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates.

The functional currency of the Company and its subsidiaries have been determined as follows:

	Country of Incorporation	Effective Interest	Functional Currency

ESSA Pharmaceuticals Corp.	USA	100%	US Dollar
Realm Therapeutics plc (1)	United Kingdom	100%	Pound Sterling
Realm Therapeutics Inc. (1)	USA	100%	US Dollar

(1)  In the process of liquidation and dissolution as at September 30, 2019.

Estimates  and Judgments

The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual results may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions that have been made, relate to the following key estimates:

Intangible Assets – impairment

The application of the Company’s accounting policy for intangible assets expenditures requires judgment in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions may change if new information becomes available. If, after expenditures are capitalized, information becomes available suggesting that the recovery of expenditures is unlikely, the amount capitalized is written off in profit or loss in the period the new information becomes available.

Following initial recognition, the Company carries the value of intangible assets at cost less accumulated amortization and any accumulated impairment losses. Amortization is recorded on a straight-line basis based upon management’s estimate of the useful life and residual value. The estimates are reviewed at least annually and are updated if expectations change as a result of technical obsolescence or legal and other limits to use. A change in the useful life or residual value will impact the reported carrying value of the intangible assets resulting in a change in related amortization expense.

Product development and relocation grant

Pursuant to the terms of the Company’s grant from the Cancer Prevention Research Institute of Texas (“CPRIT”), the Company has met certain terms and conditions as detailed in Note 18 to qualify for the grant funding. The Company has therefore recognized in profit or loss, as recoveries of research and development expenditures, a portion of the grant that represents expenses the Company has incurred to date under the grant parameters. The expenses are subject to assessment by CPRIT for compliance with the grant regulations which may result in certain expenses being denied.

Long-term debt

The Company has made certain estimates regarding the expected timing of and value of cash flows with respect to long-term debt. The estimates will fluctuate in accordance with changes in interest rates and any prepayments made, should the Company elect to do so (Note 8).

Income tax

The determination of income tax is inherently complex and requires making certain estimates and assumptions about future events. Changes in facts and circumstances as a result of income tax audits, reassessments, changes to corporate structure and associated domiciling, jurisprudence and any new legislation may result in an increase or decrease the provision for income taxes. The value of deferred tax assets is evaluated based on the probability of realization; the Company has assessed that it is improbable that such assets will be realized and has accordingly not recognized a value for deferred taxes.

Functional Currency

The functional currency of the Company and its subsidiaries is the currency of their respective primary economic environment, and the Company reconsiders the functional currency if there is a change in events and conditions, which determined the primary economic environment. The functional currencies of the Company’s entities have been judged as detailed in Note 2.

Acquisition of Realm

The acquisition of Realm required management to make a judgment as to whether Realm constituted a business combination or an asset acquisition under the definitions of IFRS 3. The assessment required management to assess the inputs, processes and ability of Realm to produce outputs at the time of acquisition. Pursuant to the assessment, Realm was considered an asset acquisition (Note 4).

Share-based payments and compensation

The Company has applied estimates with respect to the valuation of shares issued for non-cash consideration. Shares are valued at the fair value of the equity instruments granted at the date the Company receives the goods or services.

The Company has applied estimates with respect to the valuation of pre-funded warrants issued for cash. Pre-funded warrants are valued at an amount equal to the cash proceeds received.

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the fair value of the underlying common shares, the expected life of the share option, volatility and dividend yield and making assumptions about them. The Company has made reference to prices quoted on the TSX-V and NASDAQ. The assumptions and models used for estimating fair value for share-based payment transactions are discussed in Note 11.